Portfolio of Investments – as of September 30, 2024 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 1.7%
139,958	Boeing Co.(a)(b)	$21,279,214
152,569	General Electric Co.(a)	28,771,462
41,278	HEICO Corp.(a)	10,793,372
438,402	RTX Corp.(a)	53,116,786
		113,960,834
	Air Freight & Logistics — 0.4%
201,168	United Parcel Service, Inc., Class B(a)	27,427,245
	Automobile Components — 0.0%
36,852	Autoliv, Inc.(a)	3,440,871
	Automobiles — 1.7%
3,363	Ferrari NV(a)	1,580,980
1,177,145	Ford Motor Co.(a)	12,430,651
377,595	Tesla, Inc.(a)(b)	98,790,180
		112,801,811
	Banks — 3.4%
1,784,058	Bank of America Corp.(a)	70,791,421
541,030	JPMorgan Chase & Co.(a)	114,081,586
742,665	Wells Fargo & Co.(a)	41,953,146
		226,826,153
	Beverages — 1.0%
349,444	Monster Beverage Corp.(a)(b)	18,230,493
308,451	PepsiCo, Inc.(a)	52,452,093
		70,682,586
	Biotechnology — 2.1%
335,866	AbbVie, Inc.(a)	66,326,818
1,352	Alnylam Pharmaceuticals, Inc.(b)	371,841
108,157	Amgen, Inc.(a)	34,849,267
39,867	Biogen, Inc.(a)(b)	7,727,819
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	29,166,562
		138,442,307
	Broadline Retail — 3.8%
1,346,056	Amazon.com, Inc.(a)(b)	250,810,615
2,538	MercadoLibre, Inc.(a)(b)	5,207,874
		256,018,489
	Building Products — 0.6%
355,197	Carrier Global Corp.(a)	28,589,807
17,766	Lennox International, Inc.(a)	10,735,816
		39,325,623
	Capital Markets — 2.0%
78,843	Brookfield Corp.(a)	4,190,505
295,252	Charles Schwab Corp.(a)	19,135,282
14,601	FactSet Research Systems, Inc.(a)	6,714,270
216,194	Intercontinental Exchange, Inc.(a)	34,729,404
414,283	Morgan Stanley(a)	43,184,860
41,804	MSCI, Inc.(a)	24,368,806
		132,323,127
	Chemicals — 1.3%
57,441	Ashland, Inc.(a)	4,995,644
71,767	Celanese Corp.(a)	9,757,441
275,738	Corteva, Inc.(a)	16,210,637
267,119	Dow, Inc.(a)	14,592,711
83,440	Eastman Chemical Co.(a)	9,341,108
153,297	LyondellBasell Industries NV, Class A(a)	14,701,182
66,451	Olin Corp.(a)	3,188,319
95,921	RPM International, Inc.(a)	11,606,441
		84,393,483
	Commercial Services & Supplies — 1.0%
421,729	Copart, Inc.(a)(b)	22,098,600
Shares	Description	Value (†)
	Commercial Services & Supplies — continued
53,505	Waste Connections, Inc.(a)	$9,567,764
185,672	Waste Management, Inc.(a)	38,545,507
		70,211,871
	Communications Equipment — 0.9%
1,032,557	Cisco Systems, Inc.(a)	54,952,684
594,492	Telefonaktiebolaget LM Ericsson, ADR(a)	4,506,249
		59,458,933
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	23,276,083
	Consumer Finance — 0.8%
226,553	Ally Financial, Inc.(a)	8,063,021
169,338	Discover Financial Services(a)	23,756,428
389,561	Synchrony Financial(a)	19,431,303
		51,250,752
	Consumer Staples Distribution & Retail — 2.3%
22,203	Casey's General Stores, Inc.(a)	8,341,889
74,519	Costco Wholesale Corp.(a)	66,062,584
136,072	Target Corp.(a)	21,208,182
68,318	U.S. Foods Holding Corp.(a)(b)	4,201,557
641,255	Walmart, Inc.(a)	51,781,341
		151,595,553
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	12,000,514
21,506	Crown Holdings, Inc.(a)	2,061,995
141,364	Smurfit WestRock PLC(a)	6,986,209
		21,048,718
	Distributors — 0.2%
107,529	Genuine Parts Co.(a)	15,019,651
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,324,144
	Diversified REITs — 0.0%
41,657	W.P. Carey, Inc.(a)	2,595,231
	Diversified Telecommunication Services — 0.8%
1,438,378	AT&T, Inc.(a)	31,644,316
518,056	Verizon Communications, Inc.(a)	23,265,895
		54,910,211
	Electric Utilities — 0.9%
271,750	Alliant Energy Corp.(a)	16,492,507
373,580	American Electric Power Co., Inc.(a)	38,329,308
61,200	OGE Energy Corp.	2,510,424
		57,332,239
	Electrical Equipment — 0.8%
118,720	Eaton Corp. PLC(a)	39,348,557
31,715	Hubbell, Inc.(a)	13,585,120
		52,933,677
	Electronic Equipment, Instruments & Components — 0.8%
97,069	CDW Corp.(a)	21,966,715
14,736	Coherent Corp.(a)(b)	1,310,178
330,537	Corning, Inc.(a)	14,923,745
67,468	Flex Ltd.(a)(b)	2,255,455
33,350	Zebra Technologies Corp., Class A(a)(b)	12,350,172
		52,806,265
	Energy Equipment & Services — 0.2%
390,974	Halliburton Co.(a)	11,357,795
	Entertainment — 1.5%
79,556	Live Nation Entertainment, Inc.(a)(b)	8,710,586
75,624	Netflix, Inc.(a)(b)	53,637,834
370,308	Walt Disney Co.(a)	35,619,927
		97,968,347

Shares	Description	Value (†)
	Financial Services — 4.4%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	$141,724,640
8,622	Block, Inc.(b)	578,795
60,525	Mastercard, Inc., Class A(a)	29,887,245
300,792	PayPal Holdings, Inc.(a)(b)	23,470,800
356,233	Visa, Inc., Class A(a)	97,946,263
34,671	Voya Financial, Inc.(a)	2,746,637
		296,354,380
	Food Products — 0.7%
61,781	Bunge Global SA(a)	5,970,516
575,935	Mondelez International, Inc., Class A(a)	42,429,131
		48,399,647
	Ground Transportation — 1.1%
88,900	Canadian Pacific Kansas City Ltd.(a)	7,604,506
836,813	CSX Corp.(a)	28,895,153
77,264	Old Dominion Freight Line, Inc.(a)	15,347,721
245,475	Uber Technologies, Inc.(a)(b)	18,449,901
20,326	XPO, Inc.(a)(b)	2,185,248
		72,482,529
	Health Care Equipment & Supplies — 2.3%
413,711	Abbott Laboratories(a)	47,167,191
494,281	Boston Scientific Corp.(a)(b)	41,420,748
108,061	Intuitive Surgical, Inc.(a)(b)	53,087,127
45,637	STERIS PLC(a)	11,068,798
		152,743,864
	Health Care Providers & Services — 3.0%
298,881	CVS Health Corp.(a)	18,793,637
79,403	Elevance Health, Inc.(a)	41,289,560
72,906	HCA Healthcare, Inc.(a)	29,631,186
16,707	Molina Healthcare, Inc.(a)(b)	5,756,564
158,536	UnitedHealth Group, Inc.(a)	92,692,828
46,177	Universal Health Services, Inc., Class B(a)	10,574,995
		198,738,770
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	7,376,721
	Hotels, Restaurants & Leisure — 1.7%
7,251	Booking Holdings, Inc.(a)	30,542,082
7,387	DoorDash, Inc., Class A(a)(b)	1,054,347
27,726	DraftKings, Inc., Class A(b)	1,086,859
140,501	Hilton Worldwide Holdings, Inc.(a)	32,385,480
139,336	McDonald's Corp.(a)	42,429,205
68,473	Restaurant Brands International, Inc.(a)	4,938,273
		112,436,246
	Household Durables — 0.6%
2,093	NVR, Inc.(a)(b)	20,536,097
118,830	Toll Brothers, Inc.(a)	18,358,047
		38,894,144
	Household Products — 1.1%
413,582	Procter & Gamble Co.(a)	71,632,402
	Independent Power & Renewable Electricity Producers — 0.2%
90,579	Vistra Corp.(a)	10,737,235
	Industrial Conglomerates — 0.6%
202,887	Honeywell International, Inc.(a)	41,938,772
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	21,659,167
	Insurance — 2.2%
367,972	Aflac, Inc.(a)	41,139,270
62,253	American Financial Group, Inc.(a)	8,379,254
91,119	Aon PLC, Class A(a)	31,526,263
Shares	Description	Value (†)
	Insurance — continued
147,374	Arthur J Gallagher & Co.(a)	$41,466,622
74,687	Fidelity National Financial, Inc.(a)	4,635,075
3,155	Markel Group, Inc.(a)(b)	4,948,870
245,220	Unum Group(a)	14,575,877
		146,671,231
	Interactive Media & Services — 6.4%
294,204	Alphabet, Inc., Class A(a)	48,793,733
1,189,510	Alphabet, Inc., Class C(a)	198,874,177
319,149	Meta Platforms, Inc., Class A(a)	182,693,654
		430,361,564
	IT Services — 0.7%
74,819	Accenture PLC, Class A(a)	26,447,020
39,628	Shopify, Inc., Class A(a)(b)	3,175,788
26,889	Twilio, Inc., Class A(a)(b)	1,753,701
72,450	VeriSign, Inc.(a)(b)	13,762,602
		45,139,111
	Life Sciences Tools & Services — 0.9%
75,323	Agilent Technologies, Inc.(a)	11,183,959
132,953	Avantor, Inc.(a)(b)	3,439,494
17,245	ICON PLC(a)(b)	4,954,661
27,113	Illumina, Inc.(a)(b)	3,535,806
34,428	Revvity, Inc.(a)	4,398,177
48,420	Thermo Fisher Scientific, Inc.(a)	29,951,160
		57,463,257
	Machinery — 2.2%
121,157	Caterpillar, Inc.(a)	47,386,926
74,195	Cummins, Inc.(a)	24,023,599
66,901	Deere & Co.(a)	27,919,794
56,430	Parker-Hannifin Corp.(a)	35,653,603
121,067	Pentair PLC(a)	11,839,142
		146,823,064
	Media — 0.4%
624,526	Comcast Corp., Class A(a)	26,086,451
	Metals & Mining — 0.4%
167,145	Barrick Gold Corp.(a)	3,324,514
182,448	Newmont Corp.(a)	9,751,846
93,214	Southern Copper Corp.(a)	10,782,063
47,801	Steel Dynamics, Inc.(a)	6,026,750
		29,885,173
	Multi-Utilities — 1.1%
260,977	Ameren Corp.(a)	22,825,048
206,097	Consolidated Edison, Inc.(a)	21,460,881
280,481	WEC Energy Group, Inc.(a)	26,976,663
		71,262,592
	Oil, Gas & Consumable Fuels — 3.3%
45,031	Cheniere Energy, Inc.(a)	8,098,375
302,968	Chevron Corp.(a)	44,618,097
360,603	ConocoPhillips(a)	37,964,284
665,003	Exxon Mobil Corp.(a)	77,951,651
221,709	Occidental Petroleum Corp.(a)	11,426,882
226,052	ONEOK, Inc.(a)	20,600,119
115,966	Targa Resources Corp.(a)	17,164,128
		217,823,536
	Pharmaceuticals — 3.7%
119,897	Eli Lilly & Co.(a)	106,221,548
397,525	Johnson & Johnson(a)	64,422,901
420,726	Merck & Co., Inc.(a)	47,777,645
965,573	Pfizer, Inc.(a)	27,943,683
		246,365,777

Shares	Description	Value (†)
	Professional Services — 0.9%
141,064	Automatic Data Processing, Inc.(a)	$39,036,641
4,628	Booz Allen Hamilton Holding Corp.	753,253
160,547	Paychex, Inc.(a)	21,543,802
9,524	TransUnion(a)	997,163
		62,330,859
	Real Estate Management & Development — 0.1%
136,727	Zillow Group, Inc., Class C(a)(b)	8,730,019
	Residential REITs — 0.3%
252,006	American Homes 4 Rent, Class A(a)	9,674,510
85,332	Camden Property Trust(a)	10,541,062
		20,215,572
	Semiconductors & Semiconductor Equipment — 11.1%
287,494	Advanced Micro Devices, Inc.(a)(b)	47,172,016
127,044	Analog Devices, Inc.(a)	29,241,717
481	ASML Holding NV	400,793
687,225	Broadcom, Inc.(a)	118,546,313
28,737	Entegris, Inc.(a)	3,233,775
728,167	Intel Corp.(a)	17,082,798
83,719	Marvell Technology, Inc.(a)	6,037,814
3,445,391	NVIDIA Corp.(a)	418,408,283
213,684	QUALCOMM, Inc.(a)	36,336,964
106,600	Teradyne, Inc.(a)	14,276,938
241,392	Texas Instruments, Inc.(a)	49,864,345
		740,601,756
	Software — 10.3%
91,488	Adobe, Inc.(a)(b)	47,370,657
100,560	Cadence Design Systems, Inc.(a)(b)	27,254,777
29,614	CrowdStrike Holdings, Inc., Class A(a)(b)	8,305,839
1,084,878	Microsoft Corp.(a)	466,823,003
313,193	Oracle Corp.(a)	53,368,087
32,739	Palo Alto Networks, Inc.(a)(b)	11,190,190
122,261	Salesforce, Inc.(a)	33,464,058
40,910	ServiceNow, Inc.(a)(b)	36,589,495
22,602	Workday, Inc., Class A(a)(b)	5,524,155
		689,890,261
	Specialized REITs — 0.8%
240,520	CubeSmart(a)	12,947,192
99,684	Extra Space Storage, Inc.(a)	17,962,060
84,815	SBA Communications Corp.(a)	20,414,970
		51,324,222
	Specialty Retail — 2.0%
1,749	Burlington Stores, Inc.(b)	460,826
Shares	Description	Value (†)
	Specialty Retail — continued
20,171	Dick's Sporting Goods, Inc.(a)	$4,209,688
195,258	Home Depot, Inc.(a)	79,118,542
165,081	Lowe's Cos., Inc.(a)	44,712,189
161,306	Valvoline, Inc.(a)(b)	6,750,656
11,146	Williams-Sonoma, Inc.(a)	1,726,738
		136,978,639
	Technology Hardware, Storage & Peripherals — 7.2%
2,044,981	Apple, Inc.(a)	476,480,573
48,196	Dell Technologies, Inc., Class C(a)	5,713,154
6,560	Super Micro Computer, Inc.(a)(b)	2,731,584
		484,925,311
	Textiles, Apparel & Luxury Goods — 0.1%
20,941	Lululemon Athletica, Inc.(a)(b)	5,682,340
	Tobacco — 0.1%
191,221	British American Tobacco PLC, ADR(a)	6,994,864
	Water Utilities — 0.2%
107,786	American Water Works Co., Inc.(a)	15,762,625
	Total Common Stocks (Identified Cost $1,615,118,996)	6,647,444,100
	Total Purchased Options — 0.6% (Identified Cost $67,167,377) (see details below)	39,512,580

Principal Amount
Short-Term Investments — 1.6%
$110,099,902	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $110,109,077 on 10/01/2024 collateralized by $100,157,800 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2026 valued at $112,302,002 including accrued interest(c) (Identified Cost $110,099,902)	110,099,902
	Total Investments — 101.6% (Identified Cost $1,792,386,275)	6,797,056,582
	Other assets less liabilities — (1.6)%	(110,284,694)
	Net Assets — 100.0%	$6,686,771,888

Purchased Options — 0.6%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.6%
S&P 500® Index, Put(b)(d)	11/15/2024	5,150	1,633	$941,012,984	$7,943,729	$3,037,380
S&P 500® Index, Put(b)(d)	11/15/2024	5,200	1,632	940,436,736	7,418,256	3,435,360
S&P 500® Index, Put(b)(d)	12/20/2024	4,950	1,632	940,436,736	13,019,280	4,186,080
S&P 500® Index, Put(b)(d)	12/20/2024	5,050	1,632	940,436,736	9,112,272	4,993,920
S&P 500® Index, Put(b)(d)	12/20/2024	5,300	1,632	940,436,736	9,038,832	8,151,840
S&P 500® Index, Put(b)(d)	1/17/2025	5,050	1,632	940,436,736	10,879,728	6,903,360
S&P 500® Index, Put(b)(d)	1/17/2025	5,200	1,632	940,436,736	9,755,280	8,804,640
Total					$67,167,377	$39,512,580

Written Options — (1.6%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.6%)
S&P 500® Index, Call(d)	10/18/2024	5,650	(1,270)	$(731,834,960)	$(10,628,071)	$(19,310,350)
S&P 500® Index, Call(d)	10/18/2024	5,850	(1,269)	(731,258,712)	(5,486,522)	(3,438,990)
S&P 500® Index, Call(d)	10/18/2024	5,875	(1,269)	(731,258,712)	(5,804,685)	(2,487,240)
S&P 500® Index, Call(d)	10/18/2024	5,900	(1,269)	(731,258,712)	(5,877,424)	(1,719,495)
S&P 500® Index, Call(d)	11/15/2024	5,650	(1,270)	(731,834,960)	(16,466,185)	(27,470,100)
S&P 500® Index, Call(d)	11/15/2024	5,700	(1,270)	(731,834,960)	(12,991,465)	(22,853,650)
S&P 500® Index, Call(d)	11/15/2024	5,900	(1,269)	(731,258,712)	(6,257,325)	(8,102,565)
S&P 500® Index, Call(d)	12/20/2024	5,900	(1,270)	(731,834,960)	(12,733,655)	(13,493,750)
S&P 500® Index, Call(d)	12/20/2024	6,000	(1,269)	(731,258,712)	(6,667,237)	(8,127,945)
Total					$(82,912,569)	$(107,004,085)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,647,444,100	$ —	$ —	$6,647,444,100
Purchased Options(a)	39,512,580	—	—	39,512,580
Short-Term Investments	—	110,099,902	—	110,099,902
Total	$6,686,956,680	$110,099,902	$ —	$6,797,056,582

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(107,004,085)	$ —	$ —	$(107,004,085)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2024, written index call options and purchased index put options were used in accordance with this objective.
The following is a summary of derivative instruments for the Fund, as of September 30, 2024:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$39,512,580

[1]	Represents purchased options, at value.

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(107,004,085)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	11.1%
Software	10.3
Technology Hardware, Storage & Peripherals	7.2
Interactive Media & Services	6.4
Financial Services	4.4
Broadline Retail	3.8
Pharmaceuticals	3.7
Banks	3.4
Oil, Gas & Consumable Fuels	3.3
Health Care Providers & Services	3.0
Health Care Equipment & Supplies	2.3
Consumer Staples Distribution & Retail	2.3
Machinery	2.2
Insurance	2.2
Biotechnology	2.1
Specialty Retail	2.0
Capital Markets	2.0
Other Investments, less than 2% each	28.3
Short-Term Investments	1.6
Total Investments	101.6
Other assets less liabilities (including open written options)	(1.6)
Net Assets	100.0%